Leases	12 Months Ended
Dec. 31, 2023
Leases Disclosure [Abstract]
Leases
18. Leases
As a lessee
The Group has entered into various operating lease agreements for certain land use rights, offices, retail and service centers, warehouses for finished goods, parking areas for charging infrastructure, and factories for R&D activities which are substantially located in PRC. In 2022, the Group also entered into a finance lease agreement for the Guangzhou manufacturing plant. The Group determines if an arrangement is a lease, or contains a lease, at inception and records the leases in the consolidated financial statements upon lease commencement, which is the date when the lessor makes the underlying asset available for use by the lessee.
The Group’s leases, where the Group is the lessee, may include options to extend the lease term and options to terminate the lease prior to the end of the agreed upon lease term. For purposes of calculating lease liabilities, lease terms include options to extend or terminate the lease when it is reasonably certain that the Group will exercise such options.
The Group entered into a cooperation agreement and supplementary agreements (collectively
“Guangzhou Cooperation Agreements”
) in September 2020 and June 2021 for the establishment of the Group’s Guangzhou manufacturing plant with Guangzhou GET Investment and Guangzhou GET New Energy. Pursuant to Guangzhou Cooperation Agreement, the Group intends to construct a new Smart EV manufacturing base which houses a broad range of functions, including research and development, manufacturing, vehicle testing and sales.
The Group entered into a lease contract with Guangzhou GET New Energy to lease the plant and underlying land use right of Guangzhou manufacturing plant with an annual lease payment of RMB57,900 from July 2022 to June 2029, and further obtained an obligation to purchase the plant and underlying land use right at the construction cost of RMB1,300,000 at the end of lease term. Further construction cost amounting to RMB30,670 will be paid subsequently according to the payment schedule. The lease payment made before the lease commencement date was RMB60,443. The initial direct cost made and the incentive received on or before the lease commencement date were immaterial.
The lease of the land use right or a purchased land use right
,

under normal operative terms
,
can only be classified as an operating lease under U.S. GAAP. As the Group has an obligation to purchase the plant at cost and the assets are designed for the use of the Group, so the obligation is reasonably certain to be exercised, and accordingly, the lease of the plant was classified as a finance lease and recognized as property, plant and equipment of the Group. Therefore, on the lease commencement date, the land use right and property, plant and equipment for the plant amounted RMB389,508 and RMB1,001,820, respectively, being the present value of the lease payment and the exercise price of the purchase obligation.
The balances for the leases where the Group is the lessee are presented as follows within the consolidated balance sheets:

	As of December 31,
	2022	2023
Operating lease
Land use rights, net	393,561	401,901
Right-of-use assets, net	1,954,618	1,455,865

Total operating lease assets	2,348,179	1,857,766

Operating lease liabilities - current	490,811	365,999
Operating lease liabilities - non current	1,854,576	1,490,882

Total operating lease liabilities	2,345,387	1,856,881

	As of December 31,
	2022	2023

Finance lease
Property, plant and equipment, at cost	1,001,820	1,001,820
Accumulated depreciation	(25,046)	(75,137)

Property, plant and equipment, net	976,774	926,683

Finance lease liabilities - current	128,279	34,382
Finance lease liabilities - non current	797,743	777,697

Total finance lease liabilities	926,022	812,079

The components of lease expense are as follows within the consolidated statements of comprehensive loss:

	For the Year Ended December 31,
	2021	2022	2023

Operating lease expense:
Operating lease expense	340,744	595,032	540,688
Short-term lease expense	102,901	265,800	231,467

Total operating lease expenses	443,645	860,832	772,155

Finance lease expense:
Amortization expense	—	25,046	50,091
Interest expense	—	22,846	40,205

Total finance lease expenses	—	47,892	90,296

Total lease expenses	443,645	908,724	862,451

Short-term leases primarily consist of the parking areas and pop-up
stores leases with a term of 12 months or less.
Amortization expense of finance lease, operating lease expense and short-term lease expense are recognized as cost of sales, selling, general and administrative expenses and research and development expenses.
Interest expense on finance lease liabilities is recognized over the lease term as “Interest expenses”.
Other information related to operating leases where the Group is the lessee is as follows:

	For the Year Ended December 31,
	2021	2022	2023
Weighted-average remaining lease term
Operating leases	5.3 years	5.1 years	4.6 years
Finance leases	—	6.6 years	5.6 years
Land use rights	—	49.5 years	49.0 years
Weighted-average discount rate
Operating leases	4.71%	4.78%	4.85%
Finance leases	—	4.90%	4.90%
Land use rights	—	4.90%	4.90%
Because most of the leases do not provide an implicit rate of return, the Group used the incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments. The Group elected to use the collateralized borrowing rate based on a similar borrowing terms and amount with associated lease.

Supplemental cash flow information related to leases where the Group is the lessee is as follows:

	For the Year Ended December 31,
	2021	2022	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases	289,456	486,260	268,290
Operating cash outflows from finance leases (interest payments)	—	22,846	40,205
Financing cash outflows from finance leases	—	15,355	113,943
Leased assets obtained in exchange for operating lease liabilities net of decrease in leased assets for early terminations	1,329,021	1,162,151	(316,558)
Leased assets obtained in exchange for finance lease liabilities	—	1,001,820	—
As of December 31, 2023, the maturities of the Group’s lease liabilities (excluding short-term leases) are as follows:

	As of December 31, 2023
	Finance Lease	Operating Lease
Within 1 year	59,371	444,268
Between 1 and 2 years	31,767	324,645
Between 2 and 3 years	31,767	276,070
Between 3 and 4 years	34,835	188,382
Between 4 and 5 years	31,767	155,199
Thereafter	825,955	797,075
Total minimum lease payments	1,015,462	2,185,639
Less: Interest	(203,383)	(328,758)
Present value of lease obligations	812,079	1,856,881
Less: Current portion	(34,382)	(365,999)

Non - current portion of lease obligations	777,697	1,490,882

As a lessor
The Group provided a lease of a factory to a third party in December 2023 with a lease term of

15 years
. The lease did not contain any contingent rental income clauses. Initial direct costs were insignificant for all periods presented. No residual value guarantees, variable lease provision and options to purchase the underlying asset was contained in the lease arrangement.
The lease of the factory was classified as a sales-type lease as the lease term represents a significant portion of the remaining economic useful life of the underlying asset. Therefore, on the lease commencement date, the Group derecognized the underlying asset in the amount of RMB194,284, and
recognized accordingly the net investment in the lease in the amount of RMB216,218,
which represents the present value of the lease receivables and the amount that a lessor expects to derive from the underlying asset following the end of the lease term. The Group also recorded a related gain of RMB2,116
in “Selling, general and administrative expenses” in the consolidated statements of comprehensive loss for the year ended December 31, 2023.

The balances for the factory lease where the Group is the lessor are presented as follows within the consolidated balance sheets:

	As of December 31,
	2022	2023
Other current assets
Finance lease receivables, current portion, net	—	11,100
Other non-current assets
Finance lease receivables, non-current portion, net	—	205,118

Total Finance lease receivables, net	—	216,218

The net investment in the sales-type lease consisted of:

	As of December 31,
	2021	2022	2023
Total minimum lease payments receivable	—	—	240,023
Unguaranteed residuals	—	—	27,736
Less: Unearned income	—	—	(51,541)

Net investment in lease payments receivable	—	—	216,218

Current portion	—	—	11,100

Non-current portion	—	—	205,118

Future minimum lease payments to be received for the sales-type lease for the five succe
e
ding fiscal years as of the December 31, 2023 are as follows:

As of December 31,
2023
Within 1 year	20,002
Between 1 and 2 years	16,001
Between 2 and 3 years	16,001
Between 3 and 4 years	16,001
Between 4 and 5 years	16,001
Thereafter	156,017

Total minimum lease payments receivable	240,023
Unguaranteed residuals	27,736
Less: Unearned income	(51,541)

Net investment in sales-type lease	216,218